SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Preparation

The accompanying consolidated financial statements have been prepared pursuant to generally accepted accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).The consolidated financial statements as of and for the years ended December 31, 2020 and 2019 include the accounts of Atieva Cayman and its wholly owned subsidiaries. All significant intercompany balances accounts and transactions have been eliminated in the consolidated financial statements.

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant estimates, assumptions and judgments made by management include, among others, the determination of the useful lives of property and equipment, fair values of warrants, fair value of contingent forward contracts liability, fair values of common shares, accounting for income taxes, and share-based compensation expense. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with an original or remaining maturity at the date of purchase of three months or less to be cash equivalents.

The Company has restricted cash in current assets of $11.3 million and $19.8 million as of December 31, 2020 and 2019, respectively, consisting of customer reservation payments for electric vehicles of $0.5 million and $0.3 million and the escrow deposit for building of the Arizona plant of $ 10.8 million and $19.5 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, the Company has $14.7 million and $8.2 million, respectively, held in long-term restricted cash consisting of $5.0 million and $5.0 million, respectively, for the letter of credit required by the landlord for the headquarter facility in Newark, California, $8.0 million and $1.5 million, respectively, in letter of credit required by the landlord for the retail locations, and $1.7 million and $1.7 million, respectively, in escrow deposit required under the escrow agreement for the lease with Pinal county, Arizona, related to the Arizona plant.

The following table provides a reconciliation of cash and restricted cash to amounts shown in the statements of cash flows (in thousands):

	December 31,
	2020	2019
Cash	$614,412	$351,684
Restricted cash, current portion	11,278	19,767
Restricted cash, less current portion	14,728	8,200
Total cash and restricted cash	$640,418	$379,651

Accounts Receivable

Accounts receivable consist of current trade receivables from a single customer. The Company records accounts receivable at their net realizable value. Management’s estimate for expected credit losses for outstanding accounts receivable are based on historical write-off experience, an analysis of the aging of outstanding receivables, customer payment patterns, and the establishment of specific reserves for customers in an adverse financial condition. Adjustments are made based upon the Company’s expectations of changes in macroeconomic conditions that may impact the collectability of outstanding receivables. The Company also considers current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data. The Company reassesses the adequacy of estimated credit losses each reporting period. At December 31, 2020 and 2019, the Company did not record an allowance for doubtful accounts.

Short-Term Investments

Investments with original or remaining maturities of more than three months at the time of purchase are generally classified as short-term investments and consist of time deposits. The Company’s short-term investments consist of certificates of deposit totaling $0.5 million as of December 31, 2020 and 2019.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents, short-term investments, and accounts receivable. The Company places its cash primarily with domestic financial institutions that are federally insured within statutory limits, but at times its deposits may exceed federally insured limits. Further, accounts receivable consists of current trade receivables from a single customer as of December 31, 2020 and 2019, and all of the Company’s revenue is from the same customer for the years ended December 31, 2020 and 2019.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost, less accumulated depreciation and amortization for leasehold improvements. Depreciation is recorded using the straight-line method over the estimated useful lives of the related assets. The Company generally uses the following estimated useful lives for each asset category:

Asset Category	Life (years)
Machinery	5
Computer equipment and software	3
Furniture and fixtures	5
Capital leases	3
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets

Expenditures for repair and maintenance costs are expensed as incurred, and expenditures for major renewals and improvements that increase functionality of the asset are capitalized and depreciated ratably over the identified useful life. Upon disposition or retirement of property and equipment, the related cost and accumulated depreciation and amortization are removed, and any gain or loss is reflected in operations. The Company recorded a disposition loss on fixed assets of $0.1 million for the year ended December 31, 2020 and an immaterial loss for the year ended December 31, 2019.

Inventory

Inventory, consisting of raw materials, work in progress and finished goods is stated at the lower of cost or net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on a first-in, first-out basis. Net realizable value is determined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. The cost basis of the Company’s inventory is reduced for any products that are considered to be held in excess of demand or obsolete based upon assumptions about future demand and market conditions.

The Company also reviews the status of the inventory periodically to determine whether a lower of cost or net realizable value analysis needs to be performed based on market pricing. The Company’s inventory is associated with battery pack system projects with its customer and consists of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$661	$205
Work in progress	70	51
Finished goods	312	428
Total inventory	$1,043	$684

The Company did not adjust the cost basis of its inventory as of December 31, 2020 and 2019.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for potential impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the underlying asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2020 and 2019.

Foreign Currency

The US dollar is the functional currency of the Company’s consolidated subsidiaries operating outside of the US. Monetary assets and liabilities of these subsidiaries are remeasured into US dollars from the local currency at rates in effect at period-end and nonmonetary assets and liabilities are remeasured at historical rates. Expenses incurred in currencies other than the US dollar (the functional currency) are remeasured at average exchange rates in effect during each period. Foreign currency gains and losses from remeasurement are included within other income (expense) — net in the Company’s consolidated statements of operations, and the Company recorded a foreign currency loss of $2.5 million for the year ended December 31, 2020 mainly due to the currency fluctuations of Euro, Japanese yen, and South Korean won, and an immaterial loss for the year ended December 31, 2019.

Revenue from Contracts with Customers

On January 1, 2019 the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (“Topic 606”) using the modified retrospective method which did not result in an adjustment upon adoption.

The Company follows a five-step process in which the Company identifies the contract, identifies the related performance obligations, determines the transaction price, allocates the contract transaction price to the identified performance obligations, and recognizes revenue when (or as) the performance obligations are transferred to the customer.

The Company’s revenue consists of the sales of battery pack systems, supplies and related services for vehicles. The Company identifies the sale of battery pack systems and the related supplies as a performance obligation to be recognized at the point in time when control is transferred to the customer. Control transfers to the customer when the product is delivered to the customer as the customer can then direct the use and obtain substantially all of the remaining benefits from the asset at that point in time. Shipping and handling provided by Company is considered a fulfillment activity.

While customers generally have the right to return defective or non-conforming products, past experience has demonstrated that product returns have been immaterial. Customer remedies may include either a cash refund or an exchange of the returned product. As a result, the right of return and related refund liability for non-conforming or defective goods is estimated and recorded as a reduction in revenue, if necessary. Payment for the products sold are made upon invoice or in accordance with payment terms customary to the business. The Company’s contracts do not contain significant financing components.

Customer contracts generally do not include more than one performance obligation. If a contract were to contain more than one performance obligation, the Company shall allocate the contract’s transaction price to each performance obligation based on its relative standalone selling price. The standalone selling price for each distinct good is generally determined by directly observable data.

The Company does not have any remaining performance obligations or contract assets and liabilities as of December 31, 2020 and 2019.

Cost of Revenue

Cost of revenue includes direct parts, material and labor costs, manufacturing overhead, including amortized tooling costs, shipping and logistic costs, and reserves for estimated warranty expenses related to its battery packs. Cost of revenue also includes adjustments to warranty expense and charges to write down the carrying value of inventory when it exceeds its estimated net realizable value or to provide for obsolete and on-hand inventory in excess of forecasted demand.

Warranties

The Company provides a manufacturer’s warranty on all battery packs it sells and accrues a warranty reserve for such battery packs, as applicable. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. Current estimates of the warranty reserve are immaterial, but changes to the Company’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued liabilities and other, while the remaining balance is included within other long-term liabilities in the consolidated balance sheets. The Company recorded warranty expense of zero and $0.1 million as a component of cost of revenue in the consolidated statements of operations for the years ended December 31, 2020 and 2019, respectively.

Income Taxes

The Company accounts for income taxes in accordance with FASB Accounting Standards Codification (ASC) 740, Accounting for Income Taxes, which requires an asset and liability approach. The Company utilizes the liability method under which deferred tax assets and liabilities arise from the temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid, or refunds received, as provided for under currently enacted tax law.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, all available positive and negative evidence are considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that deferred tax assets would be realized in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process which includes (1) determining whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position, and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company’s policy is to recognize interest related to unrecognized tax benefits in other income (expense) — net and to recognize penalties in general and administrative expenses in the consolidated statements of operations. Accrued interest and penalties are included within income tax liabilities in the consolidated balance sheets.

Share-Based Compensation

Share-based compensation expense related to share-based awards granted to employees is measured and recognized in the Company’s consolidated financial statements based on fair value. Share-based compensation expense, net of estimated forfeitures, is recognized on a straight-line basis over the requisite service period for each employee share option expected to vest. The fair value of each share option granted to employees and nonemployees is estimated on the grant date using the Black-Scholes option-pricing model. For nonemployee share options, the fair value is remeasured as the share options vest, and the resulting change in fair value, if any, is recognized in the consolidated statements of operations during the period the related services are rendered.

Comprehensive Income (Loss)

Comprehensive loss is composed of two components: net loss and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under GAAP are recorded as an element of shareholders’ equity (deficit) but are excluded from net loss. For the years ended December 31, 2020 and 2019, as there are no activities that impacted comprehensive income (loss), there are no differences between comprehensive loss and net loss reported in the Company’s consolidated statements of operations.

Research and Development

Research and development expenses consist primarily of personnel-related expenses, contractor fees, engineering design and testing expenses, and allocated facilities cost. Substantially all of the Company’s research and development expenses are related to developing new products and services and improving existing products and services. Research and development expenses have been expensed as incurred and included in the consolidated statements of operations.

Selling, General, and Administrative

Selling, general and administrative expense consist of personnel and facilities costs related to marketing, sales, finance, human resources, information technology, and legal departments.

Advertising

Advertising is expensed as incurred and is included in sales and marketing expenses in the consolidated statements of operations. These costs were immaterial for the years ended December 31, 2020 and 2019, respectively.

Leases

An arrangement is or contains a lease if there are specified assets and the right to control the use of a specified asset is conveyed for a period in exchange for consideration. Upon lease inception, the Company classifies leases as either operating or capital leases. Leases are classified as capital leases when the terms of the lease transfers substantially all of the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Operating leases are not recognized on the consolidated balance sheets. For capital leases, the Company recognizes capital lease assets and corresponding lease liabilities within the consolidated balance sheets at lease commencement at the present value of the rental payments. The Company recognizes rent expense on a straight-line basis in the statements of operations for operating leases. For capital leases, the Company recognizes interest expense associated with the capital lease liability and depreciation expense associated with the capital lease asset. For capital lease assets and leasehold improvements, the estimated useful lives are limited to the shorter of the useful life of the asset or the term of the lease.

The Company enters into operating and capital leases associated with its office space, manufacturing and retail facilities, and equipment. On certain of its operating lease agreements, the Company may receive rent holidays and other incentives, which are recognized over the lease term through rent expense. The difference between rent expense and the cash paid under the lease agreement is recorded as deferred rent. Lease incentives, including tenant improvement allowances, are also recorded as deferred rent and amortized on a straight-line basis over the lease term. The Company recorded deferred rent under other short-term and long-term liabilities in the consolidated balance sheets as of December 31, 2020 and 2019.

If the term of the lease does not exceed 12 months, the Company elects to record the rental expense in the period it is incurred, and no deferred rent will be recorded.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount within a range of loss can be reasonably estimated. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Net Loss Per Share

Basic and diluted net loss per share attributable to common shareholders is computed in conformity with the two-class method required for participating securities. The Company considers all series of its convertible preferred shares to be participating securities as the holders of such shares have the right to receive nonforfeitable dividends on a pari passu basis in the event that a dividend is paid on common shares. Under the two-class method, the net loss attributable to common shareholders is not allocated to the convertible preferred shares as the preferred shareholders do not have a contractual obligation to share in the Company’s losses.

Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted-average number of shares of common shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive common share equivalents to the extent they are dilutive. For purposes of this calculation, convertible preferred shares, share options, convertible and convertible preferred share warrants are considered to be common share equivalents but have been excluded from the calculation of diluted net loss per share attributable to common shareholders as their effect is anti-dilutive for all periods presented.

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, to update the methodology used to measure current expected credit losses (“CECL”). This ASU applies to financial assets measured at amortized cost, including loans, net investments in leases, and trade accounts receivable as well as certain off-balance sheet credit exposures, such as loan commitments and guarantees. The Company adopted this ASU starting on January 1, 2020 using the modified retrospective transition method through a cumulative-effect adjustment to retained earnings in the period of adoption. The adoption of this ASU did not have impact to the consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees, with certain exceptions. For nonpublic entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted if financial statements have not yet been issued (for public business entities) or have not yet been made available for issuance (for all other entities). The Company adopted this ASU starting on January 1, 2020. The adoption of this ASU did not have a material impact to the consolidated financial statements and related disclosures.

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13 modifies the disclosure requirements for fair value measurements. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and early adoption is permitted. ASU No. 2018-13 requires that certain of the amendments be applied prospectively, while other amendments should be applied retrospectively to all periods presented. ASU No. 2018-13 is effective for the Company in its fiscal year 2021. The Company adopted this ASU starting on January 1, 2020. The adoption of this ASU did not have a material impact to the consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance outlines a comprehensive model for entities to use in accounting for leases and supersedes most current lease accounting guidance, including industry-specific guidance. The core principle of the new lease accounting model is that lessees are required, among other things, to recognize lease assets and lease liabilities in the consolidated balance sheets for those leases classified as operating leases under previous authoritative guidance. The guidance also introduces new disclosure requirements for leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Leases (Topic 842), Codification Improvements to Topic 842, Leases, and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements. ASU No. 2018-11 provides a new transition method in which an entity can initially apply the new lease standards at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. These standards will be effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022 and early adoption is permitted. The Company will apply the new transition method prescribed by ASU No. 2018-11 at the adoption date. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation, and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. The guidance is effective for the Company beginning in the first quarter of fiscal year 2022, with early adoption permitted. The Company expects the new guidance will have an immaterial impact on its consolidated financial statements and intends to adopt the guidance when it becomes effective in the first quarter of fiscal year 2022.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments, and amends existing earnings-per-share, or EPS, guidance by requiring that an entity use the if-converted method when calculating diluted EPS for convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. We plan to early adopt ASU 2020-06 effective January 1, 2021 and are currently evaluating the effect ASU 2020-06 will have on our consolidated financial statements and related disclosures.